Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-30852
Entity Registrant Name	GRUPO FINANCIERO GALICIA SA
Entity Central Index Key	0001114700
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false